EQUIPMENT - NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF EQUIPMENT-NET

Equipment consists of the following as of December 31, 2024, and 2023:

	December 31,	December 31,
	2024	2023
	(unaudited)	(audited)
Cryptocurrency miners	$15,000	$15,000
Less accumulated depreciation	(15,000)	(15,000)

Total Property and Equipment	$-	$-